Consolidated Statement of Comprehensive Income (unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2019
Statement Of Comprehensive Income [Abstract]
Loss for the period	$ (15,263)	$ (24,970)	$ (45,330)	$ (69,073)
Items that may be reclassified to profit and loss
Financial assets at fair value through other comprehensive income	94	85	(551)	280
Exchange differences on translation of foreign operations	(361)	79	(405)	(104)
Other comprehensive income/(loss) for the period, net of tax	(267)	164	(956)	176
Total comprehensive losses attributable to the owners of Mesoblast Limited	$ (15,530)	$ (24,806)	$ (46,286)	$ (68,897)